Closure and Reclamation Provisions (Schedule of Closure and Rehabilitation Provisions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Current portion	$ 380	$ 3,257
Non-current provisions	39,970	27,868
Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Balance at beginning	31,125	15,943
Changes in estimate	9,098	14,670
Incurred and charged against the provision	(341)	(351)
Accretion	754	726
Effect of foreign exchange changes	(286)	137
Balance at ending	40,350	31,125
Current portion	(380)	(3,257)
Non-current provisions	39,970	27,868
Caylloma M&I Property [member] | Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Balance at beginning	11,324	10,800
Changes in estimate	3,288	394
Incurred and charged against the provision	(114)	(201)
Accretion	256	331
Effect of foreign exchange changes	7
Balance at ending	14,761	11,324
Current portion	(142)	(3,048)
Non-current provisions	14,619	8,276
Increase (decrease) to other provisions	3,179
San Jose M&I Property [member] | Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Balance at beginning	4,848	3,716
Changes in estimate	1,328	886
Incurred and charged against the provision	(227)	(150)
Accretion	249	259
Effect of foreign exchange changes	(293)	137
Balance at ending	5,905	4,848
Current portion	(238)	(209)
Non-current provisions	5,667	4,639
Lindero Project [member] | Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Balance at beginning	14,953	1,427
Changes in estimate	4,482	13,390
Accretion	249	136
Balance at ending	19,684	14,953
Non-current provisions	$ 19,684	$ 14,953